Share-based Compensation - Summary of Employee Stock Options Granted (Details) - Employee Stock Options	6 Months Ended
Jun. 30, 2026 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employee stock options, Beginning balance | shares	464,838
Number of employee stock options, Granted | shares	316,598
Number of employee stock options, Forfeited | shares	(6,709)
Number of employees stock option ,Expired | shares	(17,811)
Number of employee stock options, Ending balance | shares	756,916
Vested and exercisable as of June 30, 2026 | shares	324,854
Weighted average exercise price, Beginning balance | $ / shares	$ 26.81
Weighted average exercise price, Granted | $ / shares	10.05
Weighted average exercise price, Forfeited | $ / shares	23.03
Weighted average exercise price, Expired | $ / shares	26.93
Weighted average exercise price, Ending balance | $ / shares	19.83
Weighted average exercise price, Vested and exercisable | $ / shares	$ 29.03